Schedule of Common Stock Warrant (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares Outstanding, Beginning balance	24,415	24,415
Number of Shares Outstanding, Beginning balance		24,415	24,415
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares Outstanding, Beginning balance	24,415
Number of Shares Granted
Number of Shares Exercised
Number of Shares Forfeited/cancelled
Number of Shares Outstanding, Beginning balance	24,415	24,415
Common Stock Warrants [Member] | Dennis [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares Outstanding, Beginning balance	24,415	24,415	19,784
Weighted Average Exercise Price Outstanding, Beginning balance	$ 0.11	$ 0.11	$ 2.20
Weighted Average Remaining Contractual Life (years) Outstanding		1 year 9 months 18 days	2 years 9 months 18 days	4 years
Aggregate Intrinsic Value Outstanding, Beginning balance	$ 1,200,387	$ 1,200,387	$ 272,638
Number of Shares Granted			4,631
Weighted Average Exercise Price Granted			$ 151.20
Weighted Average Remaining Contractual Life (years) Outstanding			3 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, Grand			$ 0
Number of Shares Exercised
Weighted Average Exercise Price Granted
Number of Shares Forfeited/cancelled
Weighted Average Exercise Price Granted
Number of Shares Outstanding, Beginning balance		24,415	24,415	19,784
Weighted Average Exercise Price Outstanding, Beginning balance		$ 0.11	$ 0.11	$ 2.20
Aggregate Intrinsic Value Outstanding, Beginning balance		$ 1,200,387	$ 1,200,387	$ 272,638